Prepayment for Construction of Properties - Schedule of Prepayment for Construction of Properties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayment for Construction of Properties [Abstract]
Orchard construction project	$ 11,502,183	$ 6,663,795
Fruit planting construction and planting project	2,859,962
Total	$ 14,362,145	$ 6,663,795